Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Covered Assets, FDIC Loss Share Receivable and FDIC Clawback Payable

A summary of the covered assets, the FDIC loss share receivable and the FDIC clawback payable is as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Covered loans	$596,239	$806,922
FDIC loss share receivable	152,198	279,045
Covered foreclosed assets	52,951	72,907

Total	$801,388	$1,158,874

FDIC clawback payable	$25,169	$24,645

Summary by Acquisition, of Covered Loans Acquired and Activity Within Covered Loans

The following table presents a summary, by acquisition, of covered loans acquired as of the dates of acquisition and activity within covered loans during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquistion date:
Contractually required principal and interest	$208,410	$315,103	$179,441	$181,523	$174,110	$260,178	$452,658	$1,771,423
Nonaccretable difference	(52,526)	(83,933)	(52,388)	(47,538)	(67,300)	(86,876)	(124,899)	(515,460)

Cash flows expected to be collected	155,884	231,170	127,053	133,985	106,810	173,302	327,759	1,255,963
Accretable difference	(21,432)	(44,692)	(35,245)	(22,604)	(25,376)	(24,790)	(63,462)	(237,601)

Fair value at acquisition date	$134,452	$186,478	$91,808	$111,381	$81,434	$148,512	$264,297	$1,018,362

Carrying value at January 1, 2011	$114,983	$175,720	$87,714	$111,051	$—	$—	$—	$489,468
Covered loans acquired	—	—	—	—	81,434	148,512	264,297	494,243
Accretion	7,662	13,716	6,716	8,193	6,461	7,798	15,589	66,135
Transfers to covered foreclosed assets	(5,197)	(14,938)	(1,990)	(2,381)	(1,218)	(858)	(2,432)	(29,014)
Payments received	(20,296)	(40,256)	(11,598)	(40,814)	(22,061)	(22,514)	(48,249)	(205,788)
Other activity, net	(792)	(2,467)	(1,044)	(1,348)	(225)	(1,015)	(1,231)	(8,122)

Carrying value at December 31, 2011	96,360	131,775	79,798	74,701	64,391	131,923	227,974	806,922
Accretion	6,360	10,031	5,768	5,708	5,665	9,915	18,373	61,820
Transfers to covered foreclosed assets	(4,077)	(4,543)	(3,731)	(3,299)	(4,065)	(4,742)	(8,563)	(33,020)
Payments received	(21,144)	(28,777)	(14,888)	(18,205)	(15,425)	(41,756)	(71,592)	(211,787)
Charge-offs	(4,422)	(8,332)	(3,714)	(2,089)	(2,117)	(4,008)	(1,410)	(26,092)
Other activity, net	(228)	(420)	(40)	(148)	(356)	(251)	(161)	(1,604)

Carrying value at December 31, 2012	$72,849	$99,734	$63,193	$56,668	$48,093	$91,081	$164,621	$596,239

Summary of Carrying Value and Type of Covered loans

The following table presents a summary of the carrying value and type of covered loans at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$152,348	$202,620
Non-farm/non-residential	288,104	369,756
Construction/land development	105,087	160,872
Agricultural	19,690	24,104
Multifamily residential	10,701	15,894

Total real estate	575,930	773,246
Commercial and industrial	18,496	29,749
Consumer	176	958
Other	1,637	2,969

Total covered loans	$596,239	$806,922

Summary by Acquisition, of Changes in Accretable Difference on Covered Loans

The following table presents a summary, by acquisition, of changes in the accretable difference on covered loans during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
Accretable difference at January 1, 2011	$15,279	$37,182	$32,165	$22,265	$—	$—	$—	$106,891
Accretable difference acquired	—	—	—	—	25,376	24,790	63,462	113,628
Accretion	(7,662)	(13,716)	(6,716)	(8,193)	(6,461)	(7,798)	(15,589)	(66,135)
Adjustments to accretable difference due to:
Covered loans transferred to covered foreclosed assets	(384)	(1,611)	(191)	(503)	(315)	(91)	(327)	(3,422)
Covered loans paid off	(273)	(2,146)	(934)	(4,564)	(2,811)	(1,435)	(3,167)	(15,330)
Cash flow revisions as a result of renewals and/or modifications of covered loans	3,514	4,691	10	1,481	1,446	1,269	2,097	14,508
Other, net	140	155	98	177	103	165	671	1,509

Accretable difference at December 31, 2011	10,614	24,555	24,432	10,663	17,338	16,900	47,147	151,649
Accretion	(6,360)	(10,031)	(5,768)	(5,708)	(5,665)	(9,915)	(18,373)	(61,820)
Adjustments to accretable difference due to:
Covered loans transferred to covered foreclosed assets	(159)	(364)	(190)	(448)	(700)	(455)	(1,679)	(3,995)
Covered loans paid off	(719)	(1,220)	(1,418)	(811)	(1,291)	(1,529)	(3,507)	(10,495)
Cash flow revisions as a result of renewals and/or modifications of covered loans	5,196	4,396	(618)	1,835	1,567	4,791	4,164	21,331
Other, net	2	116	86	181	123	127	190	825

Accretable difference at December 31, 2012	$8,574	$17,452	$16,524	$5,712	$11,372	$9,919	$27,942	$97,495

Summary by Acquisition, of FDIC Loss Share Receivable as of Date of Acquisition and Activity Within FDIC Loss Share Receivable

The following table presents a summary, by acquisition, of the FDIC loss share receivable as of the dates of acquisition and the activity within the FDIC loss share receivable during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquisition date:
Expected principal loss on covered assets:
Covered loans	$50,354	$73,220	$40,537	$46,869	$62,890	$82,212	$113,872	$469,954
Covered foreclosed assets	9,979	5,897	3,678	15,960	7,907	628	49,850	93,899

Total expected principal losses	60,333	79,117	44,215	62,829	70,797	82,840	163,722	563,853
Estimated loss sharing percentage(1)	80%	80%	80%	80%	80%	80%	80%	80%

Estimated recovery from FDIC loss share agreements	48,266	63,294	35,372	50,263	56,638	66,272	130,978	451,083
Discount for net present value on FDIC loss share receivable	(4,119)	(7,428)	(6,283)	(4,204)	(5,535)	(6,268)	(14,724)	(48,561)

Net present value of FDIC loss share receivable at acquisition date	$44,147	$55,866	$29,089	$46,059	$51,103	$60,004	$116,254	$402,522

Carrying value at January 1, 2011	$31,120	$51,776	$29,182	$46,059	$—	$—	$—	$158,137
FDIC loss share receivable recorded at acquisition	—	—	—	—	51,103	60,004	116,254	227,361
Accretion income	741	1,807	927	1,363	1,997	1,814	2,427	11,076
Cash received from FDIC	(5,069)	(23,001)	(9,505)	(18,466)	(11,942)	(12,372)	(28,646)	(109,001)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(875)	(3,590)	(948)	(2,892)	(4,565)	(1,612)	(7,204)	(21,686)
Expenses on covered assets reimbursable by FDIC	1,376	1,606	1,183	1,330	737	472	1,943	8,647
Other activity, net	282	579	918	1,988	390	136	218	4,511

Carrying value at December 31, 2011	27,575	29,177	21,757	29,382	37,720	48,442	84,992	279,045
Accretion income	793	1,108	680	725	1,310	1,485	2,473	8,574
Cash received from FDIC	(12,945)	(14,433)	(8,948)	(22,301)	(13,062)	(29,870)	(42,438)	(143,997)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(2,394)	(3,377)	(1,335)	(2,122)	(4,918)	(6,208)	(12,657)	(33,011)
Increase in FDIC loss share receivable for:
Charge-offs on covered loans	3,170	6,417	2,297	1,589	1,627	3,151	1,028	19,279
Write downs of covered foreclosed assets	1,591	1,193	450	1,858	294	278	3,181	8,845
Expenses on covered assets reimbursable by FDIC	1,537	1,726	1,360	1,276	1,318	1,097	3,064	11,378
Other activity, net	491	562	598	755	(293)	(457)	429	2,085

Carrying value at December 31, 2012	$19,818	$22,373	$16,859	$11,162	$23,996	$17,918	$40,072	$152,198

(1)	Certain of the Company’s loss share agreements contain tranches whereby the FDIC’s loss sharing percentage is more than or less than 80%. However, management’s current expectation of most of the principal losses on covered assets under each of the loss share agreements falls in the tranches whereby the FDIC would reimburse the Company for approximately 80% of such losses.

Summary by Acquisition, of Foreclosed Assets Covered by FDIC Loss Share Agreements

The following table presents a summary, by acquisition, of foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, as of the dates of acquisition and the activity within covered foreclosed assets during the periods indicated.

	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	First Choice	Park Avenue	Total
	(Dollars in thousands)
At acquisition date:
Balance on acquired bank’s books	$20,304	$12,258	$8,391	$31,647	$16,554	$2,773	$91,442	$183,369
Total expected losses	(9,979)	(5,897)	(3,678)	(15,960)	(7,907)	(628)	(49,850)	(93,899)
Discount for net present value of expected cash flows	(1,466)	(1,332)	(1,030)	(2,281)	(1,562)	(474)	(10,412)	(18,557)

Fair value at acquisition date	$8,859	$5,029	$3,683	$13,406	$7,085	$1,671	$31,180	$70,913

Carrying value at January 1, 2011	$8,060	$5,996	$3,683	$13,406	$—	$—	$—	$31,145
Covered foreclosed assets acquired	—	—	—	—	7,085	1,671	31,180	39,936
Transfers from covered loans	5,197	14,938	1,990	2,381	1,218	858	2,432	29,014
Sales of covered foreclosed assets	(2,985)	(6,499)	(1,996)	(6,110)	(1,171)	(305)	(8,122)	(27,188)

Carrying value at December 31, 2011	10,272	14,435	3,677	9,677	7,132	2,224	25,490	72,907
Transfers from covered loans	4,077	4,543	3,731	3,299	4,065	4,742	8,563	33,020
Sales of covered foreclosed assets	(4,467)	(9,304)	(4,285)	(7,111)	(4,063)	(3,038)	(11,719)	(43,987)
Writedowns of covered foreclosed assets included in other loss share income	(1,695)	(1,624)	(585)	(1,654)	(337)	(344)	(2,750)	(8,989)

Carrying value at December 31, 2012	$8,187	$8,050	$2,538	$4,211	$6,797	$3,584	$19,584	$52,951

Summary of Carrying Value and Type of Foreclosed Assets Covered by FDIC Loss Share Agreements

The following table presents a summary of the carrying value and type of covered foreclosed assets at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(Dollars in thousands)
Real estate:
Residential 1-4 family	$12,279	$15,945
Non-farm/non-residential	9,570	11,624
Construction/land development	30,602	43,323
Agricultural	449	—
Multifamily residential	51	2,014

Total real estate	52,951	72,906
Repossessions	—	1

Total covered foreclosed assets	$52,951	$72,907

Summary by Acquisition, of FDIC Clawback Payable

The following table presents a summary, by acquisition, of the FDIC clawback payable as of the dates of acquisition and activity within the FDIC clawback payable during the periods indicated.

						First	Park
	Unity	Woodlands	Horizon	Chestatee	Oglethorpe	Choice	Avenue	Total
	(Dollars in thousands)
At acquisition date:
Estimated FDIC clawback payable	$2,612	$4,846	$2,380	$1,291	$1,721	$1,452	$24,344	$38,646
Discount for net present value on FDIC clawback payable	(1,046)	(1,905)	(919)	(499)	(664)	(560)	(9,399)	(14,992)

Net present value of FDIC clawback payable at acquisition date	$1,566	$2,941	$1,461	$792	$1,057	$892	$14,945	$23,654

Carrying value at January 1, 2011	$1,629	$3,004	$1,479	$792	$—	$—	$—	$6,904
FDIC clawback payable recorded at acquisition	—	—	—	—	1,057	892	14,945	16,894
Amortization expense	80	149	73	55	42	31	505	935
Changes in FDIC clawback payable related to changes in expected losses on covered assets	—	—	—	(88)	—	—	—	(88)

Carrying value at December 31, 2011	1,709	3,153	1,552	759	1,099	923	15,450	24,645
Amortization expense	79	138	73	35	53	45	776	1,199
Changes in FDIC clawback payable related to changes in expected losses on covered assets	(144)	(305)	(157)	—	(69)	—	—	(675)

Carrying value at December 31, 2012	$1,644	$2,986	$1,468	$794	$1,083	$968	$16,226	$25,169